Time charter revenues and net investment in direct financing lease	12 Months Ended
Dec. 31, 2014
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Leases of Lessor Disclosure [Text Block]
5. Time charter revenues and net investment in direct financing lease

As of December 31, 2014, the minimum contractual future revenues to be received under the time charters during the next five years and thereafter are as follows:

(in thousands of U.S. dollars)	Total
(Restated)
2015	$39,131
2016	39,131
2017	39,131
2018	39,131
2019	39,131
Thereafter	580,611
Total	$776,266

The long-term time charter for the PGN FSRU Lampung with PGN has an initial term of 20 years from the acceptance date of October 30, 2014 and the contract expires in 2034. The time charter hire payments began July 21, 2014 when the project was ready to begin commissioning. The lease element of the time charter is accounted for as a direct financing lease. The minimum contractual future revenues in the table above include the fixed payments for the lease and services elements for the initial term but exclude the variable fees from the charterer for vessel operating expenses, taxes and drydocking costs. The charterer has an option to purchase the PGN FSRU Lampung, which can be exercised after the third anniversary of the commencement of the charter until the twentieth anniversary, at stated prices in the time charter. The minimum contractual future revenues do not include the option price. The time charter also provides options for the charterer to extend the lease term for two five year periods. Unexercised option periods are excluded from the minimum contractual future revenues.

The lease element of time charter hire for the PGN FSRU Lampung is recognized over the lease term using the effective interest rate method and is included in time charter revenues. The direct financing lease is reflected on the balance sheets as net investment in direct financing lease, a receivable, as follows:

As of December 31,
(in thousands of U.S. dollars)	2014
(Restated)
Minimum lease payments	$589,074
Unguaranteed residual value	146,000
Unearned income	(441,465)
Initial direct cost, net	3,095
Net investment in direct financing lease at inception	296,704
Principal repayment and amortization for July 22 to December 31, 2014	(1,341)
Net investment in direct financing lease at December 31, 2014	295,363
Less: Current portion	(2,894)
Long term net investment in direct financing lease	$292,469

There were no financing leases as of December 31, 2013. There was no allowance for doubtful accounts as of December 31, 2014.